The Union Central Life Insurance Company
                             ("Union Central Life")

                                Carillon Account
                              ("Separate Account")

                                 Supplement to:

                                Advantage VA III
                          Prospectus Dated May 1, 2012
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                          Fred Alger Management, Inc.
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Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
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                    American Century Investments                                American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
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American Century VP International Fund, Class I                        Capital growth.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
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Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index Portfolio
prior to April 30, 2013)
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Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
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Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio ** - AIP (includes assets merged    Index:  S&P 500 Index.
from Calvert VP SRI Strategic Portfolio as of April 30, 2013)
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                   Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management, Inc.   Long-term capital appreciation.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
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               Columbia Funds Variable Series Trust 2                          Columbia Management Investment Advisers, LLC
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Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital growth.
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Columbia Variable Portfolio - Seligman Global Technology Fund,         Long-term capital appreciation.
Class 2
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                        DWS Variable Series I                                   Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
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DWS Global Growth VIP Portfolio, Class A -                             Long-term capital growth.
(named DWS Global Thematic VIP Portfolio prior to May 1, 2013)
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DWS Money Market VIP Portfolio, Class A                                Money market, current income.
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DWS Small Mid Cap Value VIP Portfolio, Class A - Dreman Value          Long-term capital appreciation.
Management, L.L.C. (named DWS Dreman Small Mid Cap Value VIP
Portfolio prior to May 1, 2013)
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              Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2           Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2           Index:  S&P 500(R) Index. **
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Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2             Income and growth.
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Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 1,2                 Long-term growth.
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                Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
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        Franklin Templeton Variable Insurance Products Trust                         Templeton Global Advisors Limited
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Templeton Growth Securities Fund, Class 2                              Long-term capital growth.
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                    ALPS Variable Investors Trust                                          ALPS Advisors, Inc.
          (Financial Investors Variable Insurance Trust
                      prior to April 30, 2013)
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson
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Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II -  Current income and capital appreciation.
Ibbotson
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                    AIM Variable Insurance Funds                                          Invesco Advisers, Inc.
                  (Invesco Variable Insurance Funds)
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Invesco V.I. American Franchise Fund, Series I - (named Invesco Van    Seek capital growth.
Kampen V.I. American Franchise Fund prior to April 29, 2013)
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Invesco V.I. Equity and Income Fund, Series I - (named Invesco Van     Both capital appreciation and current income.
Kampen V.I. Equity and Income Fund prior to April 29, 2013)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I. Value Opportunities Fund, Series I - (named Invesco Van   Long-term growth of capital.
Kampen V.I. Value Opportunities Fund prior to April 29, 2013)
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                  MFS(R) Variable Insurance Trust                                Massachusetts Financial Services Company
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MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current
                                                                       income, but also considering capital appreciation.
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MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                              Seeks total return.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I -      Capital growth.
Neuberger Berman LLC
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                Oppenheimer Variable Account Funds                                  OFI Global Asset Management, Inc.
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Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares -         The Fund seeks capital appreciation.
OppenheimerFunds, Inc.
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Oppenheimer Global Fund/VA, Non-Service Shares -                       The Fund seeks capital appreciation.
OppenheimerFunds, Inc. (named Oppenheimer Global Securities
Fund/VA prior to April 30, 2013)
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares -               The Fund seeks capital appreciation.
OppenheimerFunds, Inc.
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                    PIMCO Variable Insurance Trust                              Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                  T. Rowe Price Equity Series, Inc.                                 T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a
                                                                       secondary objective.
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                 Third Avenue Variable Series Trust                                   Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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              The Universal Institutional Funds, Inc.                           Morgan Stanley Investment Management Inc.
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UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of
                                                                       three to five years by investing primarily in a
                                                                       diversified portfolio of fixed income securities.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily
Investment Management Company and Morgan Stanley Investment            in growth oriented equity securities of issuers in
Management Limited                                                     emerging market countries.
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UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity
                                                                       securities of companies in the U.S. real estate
                                                                       industry, including real estate investment trusts.
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* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Union Central Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

            If you do not have a current prospectus, please contact
                     Union Central Life at 1-800-319-6902.